Document and Entity Information	Dec. 29, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 29, 2020
Current Fiscal Year End Date	--12-31
Entity Registrant Name	TAUBMAN CENTERS, INC.
Entity Incorporation, State or Country Code	MI
Entity File Number	1-11530
Entity Tax Identification Number	38-2033632
Entity Address, Address Line One	c/o 225 West Washington Street
Entity Address, City or Town	Indianapolis
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46204
City Area Code	317
Local Phone Number	636-1600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000890319